Supplemental Financial Information (Tables)	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Depreciation, Amortization and Impairment

Depreciation, amortization and impairment

Depreciation and amortization, including impairment charges, are as follows:

	2016	2015	2014
Depreciation of property, plant and equipment	609	262	219
Amortization of internal use software	24	26	31
Amortization of other identified intangible assets (*)	1,572	229	155

	2,205	517	405

(*)	Includes impairment charges relative to IPR&D, which was acquired as part of the acquisition of Freescale of $89 million for 2016.

Other Income (Expense)	Other income (expense)

	2016	2015	2014
Result on disposal of businesses	8	1,257	6
Result on disposal of properties	1	6	3
Other income (expense)	—	—	1

	9	1,263	10

Financial Income (Expense)

Financial income (expense)

	2016	2015	2014
Interest income	11	6	3
Interest expense	(408)	(227)	(158)

Total interest expense, net	(397)	(221)	(155)
Net gain (loss) on extinguishment of debt	(32)	—	(3)
Foreign exchange rate results	(15)	(193)	(246)
Change in fair value of the warrant liability	—	(31)	(2)
Miscellaneous financing costs/income, net	(9)	(84)	(4)

Total other financial income (expense)	(56)	(308)	(255)

Total	(453)	(529)	(410)

Results Relating to Equity-Accounted Investees	Results related to equity-accounted investees at the end of each period were as follows:

	2016	2015	2014
Company’s share in income (loss)	11	8	8
Other results	—	1	—

	11	9	8

Summary of Carrying Value of Investments in Equity-Accounted Investees

The total carrying value of investments in equity-accounted investees is summarized as follows:

	2016		2015
	Shareholding %	Amount	Shareholding %	Amount
ASMC	27	21	27	21
ASEN	40	56	40	46
WeEn	49	62	49	59
Others		15		15

		154		141